Share-Based Compensation Plans	12 Months Ended
Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-Based Compensation Plans
Share-Based Compensation Plans

We have share-based compensation plans to attract and retain employees and nonemployee directors and to more closely align their interests with those of our shareholders.

We have granted share-based awards to employees under the 2005 Equity Incentive Plan ("2005 Plan") and the 2013 Equity Incentive Plan ("2013 Plan").  These plans permit grants of restricted stock, restricted stock units, performance stock, performance units, stock appreciation rights, stock options, as well as other share-based awards to eligible employees.  The 2013 Plan also permits cash awards to eligible employees.  The 2005 Plan was replaced by the 2013 Plan effective February 2013.  No further grants of awards will be made under the 2005 Plan.

We have granted deferred stock units to directors through the Non-Employee Directors’ Equity Plan.  Share-based awards were granted to directors and remain outstanding under the Non-Employee Directors’ Stock Option Plan and the Directors’ Stock Accumulation Plan, both of which have expired.

There are 2.4 million shares underlying share-based plans that are authorized, but not yet granted.  Outstanding awards at December 31, 2016, include performance share units, market share units, restricted stock units, deferred stock units, performance-based stock options and time-based vesting stock options.

Compensation Expense
Compensation expense is measured using the fair-value-based method. For employee and director awards considered equity grants, compensation expense is recognized from the award or grant date to the earlier of the retirement-eligible date or the vesting date.

The grant date for accounting purposes may be different than the date the award is granted to the employee.  To establish a grant date for accounting purposes, the employee and the employer must have a mutual understanding of the important terms and conditions of the award.  For awards considered liabilities and for equity awards that have not had a grant date established because a mutual understanding does not exist, compensation cost is based on the change in the fair value of the instrument for each reporting period and the percentage of the requisite service that has been rendered.

For certain awards granted since 2010, we concluded in the second quarter of 2014 that the employee and employer did not have a mutual understanding related to the application of a compensation recoupment policy that was established in 2010.  As a result, we concluded that the service inception date preceded the grant date for equity awards outstanding at that time.  Our recoupment policy was revised in July 2014 and, as a result, we concluded that certain outstanding awards have grant dates that reflect the date of the revision of the policy on July 11, 2014.  Approximately 130 employees who received share-based awards were affected by the change in policy.  As a result, we recognized $4.2 million of expense during the second quarter of 2014 for the cumulative effect of this accounting error.

Compensation expenses are classified as selling, general and administrative expenses in the consolidated statements of operations.  Compensation expenses for the last three years and the amount of unrecognized expense for awards outstanding at December 31, 2016, were as follows:

	Compensation Expense			Unrecognized Expense for Nonvested Awards at	Weighted-average No. of Years Unrecognized Expense to be Recognized
	Years Ended December 31,			Dec 31, 2016
(in millions except years)	2016	2015	2014

Performance Share Units	$4.1	8.1	6.8	$9.2	2.0
Market Share Units	0.1	2.3	1.6	0.3	1.1
Restricted Stock Units	3.8	3.2	6.0	3.7	1.8
Deferred Stock Units	0.9	0.5	0.6	0.3	0.3
Performance-based Options	0.6	—	—	2.9	2.5
Options	—	—	2.3	—	0.0
Share-based payment expense	9.5	14.1	17.3
Income tax benefit	(3.0)	(4.6)	(5.6)
Share-based payment expense, net of tax	$6.5	9.5	11.7

Fair Value of Distributed or Exercised Awards
The fair value of shares distributed or options exercised in the last three years is as follows:

	Fair Value of Shares Distributed or Exercised(a)
	Years Ended December 31,
(in millions)	2016	2015	2014

Performance Share Units(b)	$8.2	—	—
Market Share Units(b)	2.7	—	—
Restricted Stock Units	4.1	5.3	4.1
Deferred Stock Units	1.9	0.2	0.3
Options	5.3	1.1	0.1
Total	$22.2	6.6	4.5

(a)	Intrinsic value for Options.

(b)	No Performance Share Units or Market Share Units had vested as of December 31, 2015.

Restricted Stock Units (“RSUs”)
We granted RSUs to senior executives and select employees in the last three years that contain only a service condition.  RSUs are paid out in shares of Brink’s stock when the awards vest.  For RSUs granted during the last three years, the units generally vest ratably in three equal annual installments.  We measure the fair value of RSUs based on the price of Brink’s stock at the grant date, adjusted for a discount for dividends not received or accrued during the vesting period. The weighted-average fair value per share at issuance date was $29.06 in 2016, $27.09 in 2015 and $27.91 in 2014.  The weighted-average discount was approximately 3% in 2016, 2015 and 2014.

The following table summarizes RSU activity during 2016:

	Shares (in thousands)	Weighted-Average Grant Date Fair Value

Nonvested balance as of December 31, 2015	273.0	$26.16
Activity from January 1 to December 31, 2016:
Granted	211.3	29.06
Forfeited	(56.4)	27.62
Vested	(131.4)	26.39
Nonvested balance as of December 31, 2016	296.5	$27.84

Performance Share Units (“PSUs”)
Prior to 2016, we granted PSUs which contained a performance condition, a market condition and a service condition. In 2016, we granted Internal Metric PSUs ("IM PSUs") and Total Shareholder Return PSUs ("TSR PSUs").

IM PSUs contain a performance condition as well as a service condition. We measure the fair value of these PSUs based on the price of Brink’s stock at the grant date, adjusted for a discount for dividends not received or accrued during the vesting period. For the majority of the IM PSUs granted in 2016, the performance period is from January 1, 2016 to December 31, 2017, with an additional year of service required.
Other IM PSUs granted in 2016 have a performance period from July 1, 2016 to June 30, 2017, with an additional two years of service required.

TSR PSUs contain a market condition as well as a service condition. We measure the fair value of PSUs containing a market condition at the grant date using a Monte Carlo simulation model.  For the TSR PSUs granted in 2016, the performance period is from January 1, 2016 to December 1, 2018.

PSUs granted to senior executives and select employees in 2016, 2015 and 2014 typically vest over three years and are paid out in shares of Brink’s stock.  The number of shares paid out ranges from 0% to 200% of an employee’s award, depending on the achievement of pre-established financial goals over the performance period, which can be three years, two years or one year, depending on the underlying award. Shares are not paid out if the financial results do not meet a pre-established threshold level of performance.

For PSUs granted before 2016, the number of shares paid out is also affected by Brink’s total shareholder return relative to the total return of a pre-established stock index over the performance period.  The number of shares paid out is increased by 25% if Brink’s total shareholder return is at or above the 75th percentile of the index’s total return.  The number of shares paid out is reduced by 25% if Brink’s performance is at or below the 25th percentile. The number of shares is not adjusted if Brink’s performance is between the 25th and 75th percentile.

Changes to Performance Goals for the 2013, 2014 and 2015 PSU Grants.  The performance goals for the 2013, 2014 and 2015 PSU grants were or are based on consolidated operating profit over the performance period, which were or are adjusted for various items including corporate items, acquisition and dispositions, unusual or infrequently occurring events and foreign currency.  In 2014, the Compensation and Benefits Committee of the Board of Directors approved a second performance goal for the PSU awards granted in 2013 and 2014 to reflect the change in currency exchange rate used to report the results of Venezuela because the rate had changed significantly.  Additionally, in February 2016, the Compensation and Benefits Committee of the Board of Directors modified the terms of performance share units originally awarded or granted in 2013, 2014 and 2015 to reflect the impact of removing Venezuela operations from the Company’s segment results beginning in 2015. For each of the affected performance share units, consolidated results for 2015 and each subsequent year within the respective performance period was or will be adjusted to reflect Venezuela results at the amount originally projected in the applicable performance target. After the conclusion of each performance period, the payout will be equal to the lower of the calculated payout under the adjusted performance goals and the original performance goals. Approximately 100 employees who received PSUs in 2013, 2014 and 2015 were affected by the change.  No incremental compensation cost associated with the modifications was recognized or is expected to be recognized as the additional goals were or are expected to be more difficult to achieve and, in accordance with FASB ASC Topic 718, Compensation - Stock Compensation, we continue to recognize expense as calculated using the original performance goals.

The following table summarizes all PSU activity during 2016:

	Shares (in thousands)	Weighted-Average Grant Date Fair Value

Nonvested balance as of December 31, 2015	503.4	$25.93
Activity from January 1 to December 31, 2016:
Granted	375.2	29.19
Forfeited	(112.5)	28.78
Vested(a)	(162.9)	23.73
Nonvested balance as of December 31, 2016	603.2	$28.02

(a)
The vested PSUs presented are based on the target amount of the award. Pursuant to the actual performance for the period ended December 31, 2015, the actual shares earned and distributed were 277.1, representing 171% of target or, for a smaller award, 125% of target.

The following table provides the terms and weighted-average assumptions used in the Monte Carlo simulation model for the TSR PSUs granted in 2016:

Terms and Assumptions Used to Estimate Fair Value of TSR PSUs

Terms of awards:
Performance period	Jan. 1, 2016 to
Dec. 31, 2018

Weighted-average assumptions used to estimate fair value:
Expected dividend yield(a)	1.4%
Expected stock price volatility(b)	29.1%
Risk-free interest rate(c)	0.8%
Contractual term in years	2.7

Weighted-average fair value estimates at grant date:
In millions	$2.3
Fair value per share	$31.64

(a)
TSR is determined assuming that dividends are reinvested. The stock price projection in the Monte Carlo simulation model assumed a 0% dividend yield, which is mathematically equivalent to reinvesting dividends over the performance period. For the valuation of the TSR PSU awards, because the holders of the TSR PSU awards have no rights to any dividend paid during the vesting period, we applied a dividend yield in the Monte Carlo simulation model to reduce the projected stock price as of the grant date.

(b)	The expected stock price volatility was calculated on the grant date for the most recent term equivalent to the contractual term in years.

(c)	The risk-free interest rate on each date of grant is the rate for a zero-coupon U.S. Treasury bill that was commensurate with the grant date contractual term.

Market Share Units (“MSUs”)
Prior to 2016, we granted MSUs, which contain a market condition as well as a service condition. We measure the fair value of MSUs using a Monte Carlo simulation model.

We granted MSUs to senior executives in 2015 and 2014.  MSUs are paid out in shares of Brink’s stock when an award vests.  MSUs reward the achievement of the appreciation of Brink’s stock over the performance period (generally three years) at a rate of 0% to 150% of the initial target number of shares awarded.  The multiplier to the initial target number of MSUs awarded is calculated as the ratio of the price of Brink’s stock at the end of the performance period divided by the price of Brink’s stock at the beginning of the performance period.  If the price of Brink’s stock at the end of the performance period is less than 50% of the initial price, no payout for MSUs will occur.

The following table summarizes all MSU activity during 2016:

	Shares (in thousands)	Weighted-Average Grant Date Fair Value

Nonvested balance as of December 31, 2015	258.8	$27.40
Activity from January 1 to December 31, 2016:
Granted	—	—
Forfeited	(32.8)	29.30
Vested(a)	(84.3)	27.30
Nonvested balance as of December 31, 2016	141.7	$27.02

(a)
The vested MSUs presented are based on the target amount of the award. Pursuant to the actual performance for the period ended December 31, 2015, the actual shares earned and distributed were 91.1, or 108% of target. No additional compensation expense was required, as the market condition was included in the $27.30 grant date fair value.

Options
In 2016, we granted performance-based stock options that have a service condition as well as a market condition. In addition, some of the awards granted contain a non-financial performance condition. We measure the fair value of these options at the grant date using a Monte Carlo simulation model. No performance-based options were granted in 2015 and 2014.  Prior to 2013, we granted time-based vesting stock options to select senior executives and select employees.  When vested, options entitle the holder to purchase a specified number of shares of Brink’s stock at a price set at the date the options were granted.  The option price for Brink’s options was equal to the market price of Brink’s stock on the award date.  Options granted to employees have a maximum term of six years and options previously granted to directors have a maximum term of ten years.

Performance-Based Option Activity
The table below summarizes the activity associated with grants of performance-based options:

	Shares (in thousands)	Weighted-Average Grant Date Fair Value

Outstanding balance as of December 31, 2015	—	$—
Activity from January 1 to December 31, 2016:
Granted	580.9	6.01
Forfeited or expired	—	—
Exercised	—	—
Outstanding balance as of December 31, 2016	580.9	$6.01

The table below summarizes additional information related to grants of performance-based options:

	Shares (in thousands)	Weighted- Average Exercise Price Per Share	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value(a) (in millions)

Outstanding at December 31, 2015	—	$—
Granted	580.9	30.33
Forfeited or expired	—	—
Exercised	—	—
Outstanding at December 31, 2016	580.9	30.33	5.5	$6.3

Of the above, as of December 31, 2016:
Exercisable	—	$—	0	$—
Expected to vest in future periods(b)	580.9	$30.33	5.5	$6.3

(a)
The intrinsic value of a stock option is the difference between the market price of the shares underlying the option and the exercise price of the option.  The market price at December 30, 2016 was $41.25.

(b)	The number of options expected to vest takes into account an estimate of expected forfeitures. We currently have applied a 0% expected forfeiture rate to these options.

The following table provides the term of the performance period and the weighted-average assumptions used in the Monte Carlo simulation model for the performance-based options:

Terms and Assumptions Used to Estimate Fair Value of Performance-Based Options

Terms of awards:
Performance period for achieving stock price hurdles	Three years from date
of grant

Assumptions used to estimate fair value:
Expected dividend yield(a)	1.3%
Expected stock price volatility(b)	30.9%
Risk-free interest rate(c)	1.1%
Expected term in years(d)	4.5

Weighted-average fair value estimates at grant date:
In millions	$3.5
Fair value per share	$6.01

(a)
Since the holders of the awards have no rights to any dividend paid during the vesting period, we applied a dividend yield in the Monte Carlo simulation model. At each grant date, the dividend yield was calculated based on the most recent annualized dividend payment of $0.40 and Brink's stock price at the date of grant.

(b)	The expected stock price volatility was calculated on each grant date for the most recent 4.5 year term.

(c)	The risk-free interest rate on each grant date is the rate for a zero-coupon U.S. Treasury bill that was commensurate with the expected life of 4.5 years.

(d)
Because we did not have historical exercise behavior for instruments with premiums, we assumed that the exercise of vested options occurred at the mid-point between the three-year vesting date and the six-year contractual term. In the Monte Carlo simulation, at each iteration of forecasted Brink's stock prices, the option was assumed to be exercised at the mid-point of 4.5 years if the stock price hurdle had been achieved. When the hurdle is achieved, the exercise price was then subtracted from the projected stock price, and discounted back to the grant date. In situations where the projected price had not met the hurdle, no value was attributed.

Time-based Vesting Option Activity
The table below summarizes the activity associated with previous grants of time-based vesting options:

	Shares (in thousands)	Weighted-Average Grant Date Fair Value

Outstanding balance as of December 31, 2015	688.3	$6.28
Activity from January 1 to December 31, 2016:
Granted	—	—
Forfeited or expired	(31.1)	13.39
Exercised	(535.7)	5.95
Outstanding balance as of December 31, 2016	121.5	$5.90

The table below summarizes additional information related to previous grants of time-based vesting stock options:

	Shares (in thousands)	Weighted- Average Exercise Price Per Share	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value(a) (in millions)

Outstanding at December 31, 2015	688.3	$26.01
Granted	—	—
Forfeited or expired	(31.1)	30.81
Exercised	(535.7)	25.10
Outstanding at December 31, 2016(b)	121.5	$28.80	0.9	$1.5

Of the above, as of December 31, 2016:
Exercisable	121.5	$28.80	0.9	$1.5

(a)
The intrinsic value of a stock option is the difference between the market price of the shares underlying the option and the exercise price of the option.  The market price at December 30, 2016 was $41.25.

(b)
There were 0.7 million shares of exercisable options with a weighted-average exercise price of $26.01 per share at December 31, 2015 and 0.7 million shares of exercisable options with a weighted-average exercise price of $26.44 per share at December 31, 2014.

Deferred Stock Units (“DSUs”)
We granted DSUs to our independent directors in 2016 and prior years. We measure the fair value of DSUs at the grant date, based on the price of Brink's stock.

In 2016 and 2015, our independent directors received grants of DSUs that vest and will be paid out in shares of Brink's stock on the first anniversary of the grant date, provided that the director has not elected to defer the distribution of shares until a later date. DSUs are forfeited if a director leaves before the vesting date. However, in connection with the retirement of two directors in January 2016, our Board of Directors waived the one-year vesting provision for those DSUs granted in 2015. The impact of this modification was recorded in the first quarter of 2016 and was not significant.

DSUs granted prior to 2015, in general, will be paid out in shares of stock following separation from service.

The following table summarizes all DSU activity during 2016:

	Shares (in thousands)	Weighted-Average Grant-Date Fair Value

Nonvested balance as of December 31, 2015	21.4	$32.79
Granted	29.7	29.41
Vested	(21.4)	31.72
Nonvested balance as of December 31, 2016	29.7	$29.41

The weighted-average grant-date fair value estimate per share for DSUs granted was $29.41 in 2016, $32.79 in 2015 and $24.70 in 2014.

Other Share-Based Compensation
We have a deferred compensation plan that allows participants to defer a portion of their compensation into stock units.  Units may be redeemed by employees for an equal number of shares of Brink’s stock.  Employee accounts held 234,426 units at December 31, 2016, and 302,041 units at December 31, 2015.

We have a stock accumulation plan for our non-employee directors that, prior to 2014, provided for awards of stock units.  Directors’ accounts held 34,200 units at December 31, 2016, and 54,050 units at December 31, 2015.